Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 6,330,112	$ 6,170,212	$ 5,893,718
Less: Accumulated depreciation	(5,753,638)	(5,547,500)	(5,100,413)
Total property and equipment, net	576,474	622,712	793,305
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,706,017	3,706,017	3,720,985
Website development [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	2,502,342	2,342,442	2,050,980
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	89,027	89,027	89,027
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 32,726	$ 32,726	$ 32,726